Servicing Activities and Mortgage Servicing Rights Fair Value Assumptions for Securitized/Sold Loans (Detail) (Mortgage Servicing Rights)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Minimum
Average discount rate	8.77%	8.55%	8.60%	8.04%	8.04%
Expected prepayment speeds	10.50%	9.79%	10.13%	7.33%	7.33%
Average life in years	6 years 11 days	5 years 18 days	5 years 5 months 16 days	5 years 18 days	5 years 18 days
Maximum
Average discount rate	8.88%	8.80%	9.14%	8.80%	9.47%
Expected prepayment speeds	12.07%	15.97%	14.62%	15.97%	15.97%
Average life in years	6 years 7 months 24 days	6 years 7 months 21 days	6 years 8 months 12 days	8 years 1 month 21 days	8 years 1 month 21 days